Taxes - Reconciliation of Swedish Income Tax Rate with Effective Tax Rate (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Calculated tax expense at Swedish tax rate 21.4%	kr (5,823)	kr (1,875)	kr 322
Effect of foreign tax rates	(616)	(419)	(773)
Current income taxes related to prior years	(175)	(2,237)	(392)
Remeasurement of tax loss carry-forwards	(258)	52	113
Remeasurement of deductible temporary differences	369	84	33
Withholding tax expense	(1,393)	(230)	(3,000)
Reversal of impaired withholding tax		519
Tax effect of non-deductible expenses	(2,079)	(3,555)	(1,130)
Tax effect of non-taxable income	372	803	722
Tax effect of changes in tax rates	14	(64)	(708)
Income tax expense/beneﬁt	kr (9,589)	kr (6,922)	kr (4,813)
Effective tax rate	35.20%	79.00%	(329.10%)